GENERAL AND ADMINISTRATIVE EXPENSES (Details) (USD $)	3 Months Ended		12 Months Ended		125 Months Ended	128 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
Compensation costs in respect of options granted to employees, directors and consultants			$ 172,470	$ 263,999	$ 2,049,406
Professional services			221,218	344,277	1,899,744
Consulting fees			159,136	171,167	970,900
Travel costs			71,529	54,976	545,930
Write off of debt					275,000
Business development			284,899	151,886	815,945
Payroll and related expenses			144,101	174,229	753,208
Insurance			22,375	23,890	118,921
Other			127,436	91,536	732,493
General and Administrative Expense	$ 339,213	$ 281,901	$ 1,203,164	$ 1,275,960	$ 8,161,547	$ 8,500,760